SCHEDULE OF PURCHASE PRICE ALLOCATION FOR VITAL INTELLIGENCE (Details) - CAD ($)	Mar. 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Goodwill		$ 5,940,409	$ 2,166,563
Vital Intelligence Inc [Member]
Reserve Quantities [Line Items]
Number of units of Draganfly Inc.	578,248
Fair value of units	$ 14.43
Fair value of units of Draganfly Inc.	$ 8,342,966
Cash portion of purchase price	466,643
Total	8,809,609
Identifiable intangible assets, Brand	23,000
Identifiable intangible assets, Software	433,000
Identifiable intangible assets	456,000
Goodwill	8,353,609
Total consideration	$ 8,809,609